Related Party Transactions (Details) - Blade Urban Air Mobility [Member] - USD ($) $ in Thousands	Jan. 20, 2021	Sep. 30, 2020	Feb. 25, 2020	Sep. 30, 2019
Related Party Transaction [Line Items]
Ownership Interest (Percentage)			10.00%
Blade UAM Foundation, Inc
Related Party Transaction [Line Items]
Amount due from related parties		$ 78
Underhill
Related Party Transaction [Line Items]
Amount paid for for air charter services		$ 2,400		$ 5,400
Underhill | Melissa Tomkiel
Related Party Transaction [Line Items]
Ownership Interest (Percentage)	20.00%	20.00%
Percentage of ownership interest transferred back to Underhill		50.00%